Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Schedule of Estimated Useful Life of Right of Use Assets

Our consolidated estimated useful lives of ROU assets as at December 31, 2020 and 2019 are as follows:

Sites	1 – 30 years
International leased circuits	3 – 7 years
Poles	1 – 10 years
Domestic leased circuits	4 – 10 years
Office buildings	1 – 25 years
Co-located sites	1 – 5 years

Schedule of Changes in Right of Use Assets

Our consolidated rollforward analysis of ROU assets as at December 31, 2020 and 2019 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
As at December 31, 2019
Costs:
Balances at beginning of the year	8,980	3,779	607	551	298	11	14,226
Additions (Note 29)	3,506	562	100	489	413	2	5,072
Asset retirement obligation	1,679	—	—	—	124	—	1,803
Modifications	319	—	19	174	91	(2)	601
Termination	(72)	—	—	—	(20)	—	(92)
Balances at end of the year	14,412	4,341	726	1,214	906	11	21,610

Accumulated depreciation and amortization
Balances at beginning of the year	—	—	—	—	—	—	—
Termination	44	—	—	—	14	—	58
Modifications	—	—	—	3	—	1	4
Charges from asset retirement obligation	(1,297)	—	—	—	(92)	—	(1,389)
Depreciation	(2,673)	(834)	(340)	(186)	(358)	(2)	(4,393)
Balances at end of the year	(3,926)	(834)	(340)	(183)	(436)	(1)	(5,720)
Net book value as at December 31, 2019	10,486	3,507	386	1,031	470	10	15,890

As at December 31, 2020
Costs:
Balances at beginning of the year	14,412	4,341	726	1,214	906	11	21,610
Additions (Note 29)	3,538	2,600	2,576	39	582	—	9,335
Asset retirement obligation	556	—	—	—	172	—	728
Termination	(158)	(1,181)	—	—	(24)	—	(1,363)
Modifications	(294)	(1,472)	79	41	(52)	(2)	(1,700)
Adjustments	(3)	—	(11)	—	—	—	(14)
Reclassification	(197)	—	—	—	197	—	—
Balances at end of the year	17,854	4,288	3,370	1,294	1,781	9	28,596

Accumulated depreciation and amortization
Balances at beginning of the year	(3,926)	(834)	(340)	(183)	(436)	(1)	(5,720)
Termination	113	223	—	—	37	—	373
Adjustments	2	—	(1)	—	1	—	2
Modifications	3	—	(7)	—	(4)	—	(8)
Depreciation (Note 3)	(2,764)	(735)	(620)	(244)	(574)	(3)	(4,940)
Reclassification	17	—	—	—	(17)	—	—
Balances at end of the year	(6,556)	(1,346)	(967)	(427)	(993)	(4)	(10,293)
Net book value as at December 31, 2020	11,298	2,942	2,403	867	788	5	18,303

Summary of Amounts Recognized in Consolidated Income Statements

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Depreciation expense of ROU assets (Note 3)	4,940	4,393
Interest expense on lease liabilities (Note 5)	1,125	1,061
Variable lease payments (included in general and administrative expenses) (Note 5)	764	708
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	618	378
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	204
Total amount recognized in consolidated income statements	7,449	6,744

Schedule of Changes in Lease Liabilities

Our consolidated rollforward analysis of lease liabilities as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Balances at beginning of the year	16,315	15,233
Additions (Note 29)	11,122	5,065
Accretion on lease liabilities (Note 5)	1,125	1,061
Foreign exchange losses – net	(171)	(12)
Termination	(1,188)	(96)
Lease modifications	(1,397)	463
Settlement of obligations	(5,781)	(5,399)
Balances at end of the year (Notes 3 and 29)	20,025	16,315
Less current portion of lease liabilities (Note 28)	4,043	3,215
Noncurrent portion of lease liabilities (Note 28)	15,982	13,100

Summary of Operating Lease Commitments

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2020 and 2019 are as follows.

	2020	2019
	(in million pesos)
Within one year	48	54
After one year but not more than five years	—	48
More than five years	—	—
	48	102